Nature of Operation and Summary of Significant Accounting Policies - (Narrative) (Detail) (USD $)	0 Months Ended		12 Months Ended			0 Months Ended
	Oct. 17, 2014	Jul. 09, 2014	Sep. 30, 2014 Segment	Sep. 30, 2013	Sep. 30, 2012	Oct. 10, 2014	Oct. 20, 2014	Dec. 31, 2014
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of reportable segment			1
Equity contribution, prior to the formation transactions		$ 100
Common stock conversion ratio	578,861.14
Common stock, shares outstanding	57,886,114		57,886,114	57,886,114				57,886,114
Common stock, shares issued	57,886,114		57,886,114	57,886,114				57,886,114
Common stock stock split, description	578,861.14-for-1
Long-lived assets impairments			0	0	0
Goodwill impairment			0	0	0
Intangible asset impairment			0	0	0
Minimum
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Maturity period of fixed rate loans			5 years
Maximum
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Maturity period of fixed rate loans			15 years
Building and Building Improvements | Minimum
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Premises and equipment, estimated useful life			10 years
Building and Building Improvements | Maximum
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Premises and equipment, estimated useful life			40 years
Furniture and Fixtures | Minimum
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Premises and equipment, estimated useful life			3 years
Furniture and Fixtures | Maximum
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Premises and equipment, estimated useful life			10 years
Employee [Member] | Performance shares
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Shares granted						216,724
Employee [Member] | Restricted stock
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Shares granted						65,834
Non Employee Director | Performance shares
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Shares granted						6,666
Non Employee Director | Restricted stock
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Shares granted						12,221
Initial Public Offering | NAB
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Common stock, shares outstanding							39,486,114
Share issued							18,400,000
Proceeds from sale of stock							$ 312,160,000